CONVERTIBLE NOTES PAYABLE ON VARIOUS DATES QUARTERLY (Details) (USD $)	Feb. 26, 2013	Jan. 18, 2012	Oct. 04, 2011	Jun. 23, 2011	Apr. 11, 2011	Feb. 14, 2011
CONVERTIBLE NOTES PAYABLE {2}
Convertible Note Amount 1	$ 350,000		$ 2,500,000	$ 100,000	$ 2,500,000	$ 250,000
Interest Rate On Convertible Notes 1	12.00%		10.00%	10.00%	10.00%	10.00%
Accrued Interest Through The Date Of Conversion 2			15,890.41	2,822		15,890
Common Shares For Convertible Notes 1			1,000,000	11,288		63,561
Commons Shares For Conversion Of Principal 1			63,561	400,000		1,000,000
Common Stocks Per Share 1			$ 0.25	$ 0.25		$ 0.25
Note Holder Converted The Entire Principal Of 1			1,000,000	100,000		250,000
Accrued Interest Through The Date Of Conversion 3			2,821.92
Per Share Value 1			$ 0.25
Note Holder Converted The Entire Principal Amount 1		150,000
Accrued Interest Through The Date Of Conversion 1		$ 4,356
Per Share Value 3		$ 0.25
Company SCommon Stock Shares 1		617,425